Leases (Tables)	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Schedule of quantitative information about right-of-use assets

(in KUSD)
Right-of-Use Assets	Properties (Offices)	Vehicles	Total
Cost
January 1, 2022	9,005	134	9,139
Exchange difference	(145)	—	(145)
March 31, 2022	8,860	134	8,994

Accumulated depreciation
January 1, 2022	(1,925)	(50)	(1,975)
Depreciation charge	(299)	(8)	(307)
Lease termination	—	—	—
Exchange difference	14	—	14
March 31, 2022	(2,210)	(58)	(2,268)

Net book amount as of March 31, 2022	6,650	76	6,726

Cost
January 1, 2021	5,324	78	5,402
Additions	5,345	56	5,401
Exchange difference	9	—	9
March 31, 2021	10,678	134	10,812

Accumulated depreciation
January 1, 2021	(2,253)	(20)	(2,273)
Depreciation charge	(374)	(5)	(379)
Exchange difference	(8)	—	(8)
March 31, 2021	(2,635)	(25)	(2,660)

Net book amount as of March 31, 2021	8,043	109	8,152
During the first quarter of 2021, the Company entered into a new lease agreement with a ten-year term commencing in January 2021 for space in the iHub building on the Imperial University college campus in White City, West London. The primary function of the new facility, which consists of approximately 1,100 square meters, is R&D.
Schedule of quantitative information about lease liabilities

(in KUSD)
Lease liabilities	Properties (Offices)	Vehicles	Total
January 1, 2022	7,898	125	8,023
Cash outflow (including interest)	(301)	(9)	(310)
Interest	51	1	52
Exchange difference	(134)	(36)	(170)
March 31, 2022	7,514	81	7,595

January 1, 2021	3,402	65	3,467
Additions	5,345	56	5,401
Cash outflow (including interest)	(313)	(5)	(318)
Interest	18	—	18
Exchange difference	(133)	(3)	(136)
March 31, 2021	8,319	113	8,432

March 31, 2022
Lease liabilities (short-term)	946	35	981
Lease liabilities (long-term)	6,568	46	6,614
Total lease liabilities	7,514	81	7,595

March 31, 2021
Lease liabilities (short-term)	799	34	833
Lease liabilities (long-term)	7,520	79	7,599
Total lease liabilities	8,319	113	8,432